Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 09, 2022	May 31, 2015	May 31, 2025	May 31, 2023	May 31, 2016	May 31, 2024	May 31, 2017	May 31, 2025	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000001874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class A/JHTFX)
Accumulated Value		$ 9,600			$ 10,238.08032		$ 10,315.485121		$ 10,681.75767	$ 11,321.922457	$ 10,891.670043	$ 12,724.827205	$ 11,575.721355	$ 11,135.17151	$ 11,947.489844	$ 12,298.607813
C000001876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class C/JCTFX)
Accumulated Value		10,000			10,585.3148		10,585.760018		10,879.941465	11,446.134598	10,928.930247	12,673.338334	11,442.404103	10,924.322596	11,633.8745	11,886.630429
C000193018 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class R6/JCTRX)
Accumulated Value		1,000,000			1,066,466.7		1,074,529.700156		1,114,143.548478	1,184,492.310193	1,141,743.982718	1,335,908.987254	1,217,881.695412	1,173,782.040897	1,259,524.177975	1,301,166.289252
C000178765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			High Yield Municipal Bond Fund (Class I/JHYMX)
Accumulated Value		250,000			266,616.675		269,055.09512		278,990.516832	296,147.658024	285,350.502366	333,825.851415	304,184.546062	293,083.991134	314,921.852233	324,667.921449
C000001877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class A/TAMBX)
Accumulated Value		9,600			10,112.097792		10,146.229762		10,310.589654	10,882.713138	10,892.7618	11,910.284417	11,083.38255	11,035.052241	11,436.404264	11,728.555331
C000193019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class R6/JTMRX)
Accumulated Value		1,000,000			1,053,343.52		1,056,898.933584		1,075,645.202814	1,137,267.711761	1,140,420.843355	1,247,845.555917	1,164,711.052717	1,160,377.116301	1,205,892.827462	1,237,844.815001
C000178766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class I/JTBDX)
Accumulated Value		250,000			263,335.88		264,584.402808		269,275.7515	284,636.182831	285,630.866743	312,434.844311	291,524.845542	290,383.347942	301,396.223528	309,558.355755
C000001879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Opportunities Fund (Class C/TBMBX)
Accumulated Value		10,000			10,455.018		10,411.98661		10,501.681606	11,001.911041	10,930.017073	11,850.168539	10,955.585333	10,825.951288	11,135.879003	11,335.118253
C000236446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class A/JHSFX)
Accumulated Value	$ 9,775			$ 9,939.206706		$ 10,551.400216		$ 11,057.123658
C000236447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class C/JHSHX)
Accumulated Value	10,000			10,094.3191		10,625.833857		11,063.506959
C000236448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class I/JHSJX)
Accumulated Value	250,000			254,564.9075		270,645.345038		284,320.412893
C000236445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Short Duration Municipal Opportunities Fund (Class R6/JHSKX)
Accumulated Value	1,000,000			1,018,431.84		1,082,917.569226		1,138,273.174904
Bloomberg Municipal Bond C000178765 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			264,678.0175		268,540.040325		271,531.64888	288,921.249803	300,414.808706	314,640.555425	293,263.759672	294,701.752124	302,578.575919	308,713.889084
Bloomberg Municipal Bond C000193018 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,058,712.07		1,074,160.161298		1,086,126.595518	1,155,684.999208	1,201,659.23482	1,258,562.221695	1,173,055.038685	1,178,807.008492	1,210,314.303672	1,234,855.556332
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000		10,067.2179	10,587.1207	10,336.295708	10,741.601613	10,545.882295	10,861.265955	11,556.849992	12,016.592348	12,585.622217	11,730.550387	11,788.070085	12,103.143037	12,348.555564
Bloomberg Municipal Bond C000178766 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			264,678.0175		268,540.040325		271,531.64888	288,921.249803	300,414.808706	314,640.555425	293,263.759672	294,701.752124	302,578.575919	308,713.889084
Bloomberg Municipal Bond C000193019 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000			1,058,712.07		1,074,160.161298		1,086,126.595518	1,155,684.999208	1,201,659.23482	1,258,562.221695	1,173,055.038685	1,178,807.008492	1,210,314.303672	1,234,855.556332
Bloomberg Municipal Bond C000236445 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			1,006,721.79		1,033,629.57081		1,054,588.229546
Bloomberg Municipal Bond C000236448 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000			251,680.4475		258,407.392702		263,647.057386
Bloomberg Municipal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal 1-5 Year Index
Accumulated Value	10,000			9,999.5256		10,252.634992		10,671.888715
Bloomberg Municipal 1 5 Year C000236445 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000			999,952.56		1,025,263.499192		1,067,188.871527
Bloomberg Municipal 1 5 Year C000236448 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 250,000			$ 249,988.14		$ 256,315.874798		$ 266,797.217882
Bloomberg High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Municipal Bond Index
Accumulated Value		10,000			10,470.4617		10,952.00839		11,650.365176	12,554.61992	12,263.777837	14,394.249049	13,491.4144	13,199.0530209999	14,279.828968	14,799.449096
Bloomberg High Yield Municipal Bond C000178765 Index [Member]
Account Value [Line Items]
Accumulated Value		250,000			261,761.5425		273,800.209748		291,259.129407	313,865.497995	306,594.445927	359,856.226228	337,285.359992	329,976.32553	356,995.724197	369,986.227407
Bloomberg High Yield Municipal Bond C000193018 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 1,000,000			$ 1,047,046.17		$ 1,095,200.838993		$ 1,165,036.517628	$ 1,255,461.99198	$ 1,226,377.783709	$ 1,439,424.904913	$ 1,349,141.43997	$ 1,319,905.30212	$ 1,427,982.896789	$ 1,479,944.909631